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                           FORUM FUNDS (THE "TRUST")

                     BROWN ADVISORY SMALL-CAP GROWTH FUND
                        BROWN ADVISORY REAL ESTATE FUND

                       SUPPLEMENT DATED JANUARY 24, 2008
                      TO PROSPECTUS DATED OCTOBER 1, 2007

THE PARAGRAPH PROVIDING INFORMATION ABOUT FREDERICK L. MESERVE, JR. CONTAINED IN THE "PORTFOLIO MANAGERS" SECTION OF THE PROSPECTUS DESCRIBING THE BROWN SMALL-CAP GROWTH FUND'S SENIOR MEMBERS OF THE INVESTMENT TEAM AT PAGE 62 IS DELETED.

THE REFERENCE TO MR. WILLIAM K. MORRILL CONTAINED IN THE "PORTFOLIO MANAGERS" SECTION OF THE PROSPECTUS DESCRIBING THE BROWN ADVISORY REAL ESTATE FUND INVESTMENT TEAM AT PAGE 65 AND THE PARAGRAPH PROVIDING INFORMATION ABOUT MR. MORRILL AT PAGE 66 ARE EACH DELETED.

                                  *    *    *

                      PLEASE RETAIN FOR FUTURE REFERENCE.